INVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Trading Securities
Trading Securities	Dec 31, 2021	Dec 31, 2020
Stocks	$588,945	$180,587